Average Annual Total Returns - PGIM CORE BOND FUND	Sep. 29, 2020
BloombergBarclaysUsAggregateBondIndex [Member]
Average Annual Return:
1 Year	8.72%
5 Years	3.05%
10 Years	3.75%
Since Inception
Class Z
Average Annual Return:
1 Year	9.12%
5 Years	3.08%
10 Years	3.47%
Since Inception
Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	7.76%
5 Years	1.93%
10 Years	2.12%
Since Inception
Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.38%
5 Years	1.84%
10 Years	2.13%
Since Inception
Class A
Average Annual Return:
1 Year	5.28%
5 Years
10 Years
Since Inception	2.24%
Inception Date	Feb. 17, 2015
Class C
Average Annual Return:
1 Year	7.11%
5 Years
10 Years
Since Inception	2.19%
Inception Date	Feb. 17, 2015
Class R6
Average Annual Return:
1 Year	9.17%
5 Years
10 Years
Since Inception	3.24%
Inception Date	Feb. 17, 2015
Class R
Average Annual Return:
1 Year	8.66%
5 Years
10 Years
Since Inception	2.69%
Inception Date	Feb. 17, 2015